Investments in Subsidiaries/Affiliates	12 Months Ended
Mar. 31, 2020
Subsidiaries
Investments in Subsidiaries/Affiliates
30. Subsidiaries
HDB Financial Services Limited (“HDBFSL”) is a non-deposit taking non-banking finance company and a subsidiary of the Bank. As at March 31, 2020, HDFC Bank Ltd. and its subsidiaries effectively hold 95.9% (previous year 96.1%). The financial statements of HDBFSL are consolidated.
HDFC Securities Ltd. (“HSL”) offers trading facilities in a range of equity, fixed income and derivative products to its clients. As at March 31, 2020 the Bank holds a 96.8% (previous year 97.6%) effective equity interest. The financial statements of HSL are consolidated.